Commitments and Contingencies - Additional Information (Detail) £ in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 GBP (£)
Loss Contingencies [Line Items]
Restricted cash	$ 25.3		$ 25.3		£ 20.0
Barclays Bank Plc [Member] | Letter of Credit [Member]
Loss Contingencies [Line Items]
Interest expenses on bank letter of credit	$ 0.1	$ 0.2	0.3	$ 0.4
Long Term Purchase Obligation Related To Cloud Based Hosting [Member]
Loss Contingencies [Line Items]
Total purchase commitments			90.7
Long Term Purchase Obligation Related To Cloud Based Hosting [Member] | February 2023 [Member] | Barclays Bank Plc [Member]
Loss Contingencies [Line Items]
Total purchase commitments			$ 20.5